                                 [COVER IMAGE]

                                      AIM
                              MUNICIPAL BOND FUND

[AIM LOGO APPEARS HERE]           ANNUAL REPORT                 DECEMBER 31 1998

                 INVEST WITH DISCIPLINE--Registered Trademark--

                                 [COVER IMAGE]

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               BENEATH THE BROOKLYN BRIDGE BY JANE WOOSTER SCOTT

                               (1939-, AMERICAN)

          STATE AND LOCAL GOVERNMENTS REGULARLY ISSUE MUNICIPAL BONDS

                              TO FUND A WIDE ARRAY

                   OF PROJECTS, INCLUDING ROADS, BRIDGES AND

        RECREATIONAL FACILITIES, THAT IMPROVE THE QUALITY OF LIFE IN COM-

         MUNITIES ACROSS THE NATION. SCOTT'S PAINTING CAPTURES A SLICE

            OF AN URBAN LANDSCAPE MADE MORE HOSPITABLE AND ENJOYABLE

                           BECAUSE OF THESE PROJECTS.

        -----------------------------------------------------------------

AIM Municipal Bond Fund is for shareholders who seek a high level of current income exempt from federal income taxes by investing in a diversified portfolio of municipal bonds.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Municipal Bond Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed at net asset value without a sales charge.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the Fund's Class B and Class C shares will differ from that of Class A shares due to differences in sales charge structure and class expenses.

o In 1998, the Fund paid distributions for Class A, Class B and Class C shares of $0.42, $0.36 and $0.36 per share, respectively.

o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity, or yield-to-call of the bonds in the portfolio, net of all expenses and expressed on an annualized basis.

o The taxable-equivalent yield is calculated in the same manner as the 30-day yield with an adjustment for a stated, assumed tax rate.

o The Fund's annualized distribution rate reflects the Fund's most recent monthly dividend distribution multiplied by 12 divided by the most recent month-end net asset value.

o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

o   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Lehman Municipal Bond Index is an unmanaged composite representing an approximation of the performance of investment-grade municipal bonds.

o Government securities, such as U.S. Treasury bills, notes and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value will vary with market conditions.

o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
            GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE A
                          PORTION OR ALL OF YOUR MONEY.

       This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.


                            AIM MUNICIPAL BOND FUND

                       ANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    As the fiscal year opened, markets were recovering from the
    [PHOTO OF       concerns produced by financial crises in Asia during 1997,
   Charles T.       and this optimism early in 1998 led several equity market
     Bauer,         indexes to all-time highs in spring and early summer.
  Chairman of       However, the year was to bring two particularly serious
  the Board of      financial shocks, first the debt default by Russia, and
    THE FUND        later the gathering crisis in Brazil, which devalued its
  APPEARS HERE]     currency shortly after the fiscal year closed. The result
                    was another year of significant volatility in both equity and fixed-income markets.

                    MARKET RECAP
                    Buoyant equity markets and healthy economic growth in Europe and the U.S. kept bond prices relatively stable early in 1998. But optimism turned to profound pessimism over the summer as global financial crises caused a worldwide loss of confidence. Investors flocked to securities perceived as safe and liquid, especially U.S. Treasuries. Even high-quality corporate bonds went out of favor, and high-yield corporate bonds plummeted. Beginning in late September, the U.S. Federal Reserve Board intervened to pump liquidity and confidence into markets. Numerous interest rate cuts in other countries followed. Investors responded favorably, and by year end, bond market volatility had generally subsided.

HOW SHOULD INVESTORS RESPOND?
We understood how unnerving 1998's level of volatility could have been. Our repeated message to you is to keep a long-term outlook on investments rather than responding to short-term fluctuations. And we are pleased to note that most mutual fund shareholders remained cool headed and did not pull out of the markets during 1998. In the end, most were rewarded for their long-term perspective.
     In view of recent volatility and the divergent performance of market sectors, this may be a very good time to meet with your financial consultant to review your current asset allocation and the diversification of your portfolio. Broad portfolio diversification remains one of the most fundamental principles of investing, along with long-term thinking and realistic expectations.

YOUR FUND MANAGERS' COMMENTS
On the pages that follow, your Fund's managers, experienced professionals who have weathered previous periods of market turbulence, offer more detailed discussion of how markets behaved, how they managed the portfolio in light of recent volatility, and what they foresee for markets and your Fund. We hope you find their discussion informative.

YEAR 2000 CONCERN
Many of our shareholders have asked us about AIM's year 2000 readiness status. We appreciate these concerns, and we take the year 2000 issue seriously. AIM has devoted considerable effort to creating a comprehensive plan for assessing, correcting and testing our in-house systems. We will also participate in an industrywide testing effort scheduled to begin in March. But no matter how well we prepare and test, no one can know for sure what the year 2000 will bring. Our industry's systems are connected in complex ways to many third parties, and there may be unforeseen problems when the year 2000 actually arrives. Though we cannot predict what all those problems might be, we are working with our business recovery team to develop contingency plans appropriate for a variety of year 2000 scenarios.
     We are pleased to send you this report on your Fund's fiscal year. If you have any questions or comments, please contact our Client Services department at 800-959-4246, or e-mail your inquiry to us at general@aimfunds.com. You can access information about your account through our AIM Investor Line at 800-246-5463 or at our Web site, www.aimfunds.com. We often post market updates on our Web site.
     We thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.



                     -------------------------------------

                              . . . WE ARE PLEASED

                               TO NOTE THAT MOST

                                  MUTUAL FUND

                             SHAREHOLDERS REMAINED

                                COOL HEADED AND

                            DID NOT PULL OUT OF THE

                              MARKETS DURING 1998.

                     -------------------------------------


                            AIM MUNICIPAL BOND FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW




MUNICIPAL BONDS OFFER PRICE STABILITY,
ATTRACTIVE YIELDS

MUNICIPAL BONDS WERE AN ATTRACTIVE INVESTMENT OPTION DURING THE FISCAL YEAR. HOW DID AIM MUNICIPAL BOND FUND PERFORM?
The case for investing in municipal bonds exempt from federal income taxes was compelling in 1998. At the end of the year, high-quality municipal bonds were offering yields that were roughly equivalent to those of U.S. Treasury issues, which are subject to federal income taxes--a situation that had not existed in more than a decade. That led one analyst to conclude that municipal bonds were becoming a "screaming buy" rather than just a good bargain.
     In conjunction with these trends, your Fund continued to provide attractive current income (see chart below), exempt from federal income taxes, while maintaining share-price stability. During the year, net asset value per share remained within a relatively narrow range of $8.24 to $8.48 for Class A, B and C shares, extending the Fund's long-time record of relative price stability as shown on the accompanying chart.
     For the fiscal year ended December 31, 1998, total return was 5.28%, 4.48% and 4.36% for Class A, B and C shares, respectively.

WHAT WERE CONDITIONS LIKE IN THE BOND MARKET IN 1998?
In the unsettled market environment, created by severe economic problems in Asia, Russia and Latin America and political controversy in the United States, investors favored Treasuries because of their perceived safety and liquidity over lower-rated bonds. U.S. Treasury securities rose dramatically in price, sending their yields to historic lows. For example, the yield of the benchmark 30-year Treasury bond fell from 5.92% at the beginning of the year to 4.71% on October 5--its lowest level since this issue came into existence in 1977--before ending 1998 at 5.09%.
     While the Treasury market rallied, other types of bonds appreciated less dramatically in value or actually declined in price. That caused yield differentials to widen substantially between Treasuries and other bonds subject to federal income taxes.
     However, the Federal Reserve Board (the Fed), in an effort to infuse liquidity back into the broader financial markets, cut interest rates three times in the fall. While yield spreads began to contract between Treasuries and other bonds subject to federal income taxes, they remained relatively wide at the end of the year.

HOW DID MUNICIPAL BONDS FARE?
In the volatile market environment, municipal-bond prices and yields tended to be relatively stable. Municipal-bond prices were kept in check by a large increase in new issue supply. In 1998, more than $284 billion in new municipal debt was issued, the highest level in five years, according to The Bond Buyer, a newspaper that tracks the municipal-bond market. State and city governments, school districts and other entities issued new municipal bonds to take advantage of the lowest interest rates in a generation.
     While new municipal bonds were flooding the market, the supply of Treasuries


================================================================================
FUND PROVIDES SOLID INCOME

As of 12/31/98

               30-DAY          TAXABLE        30-DAY          TAXABLE
               DISTRIBUTION    EQUIVALENT     SEC YIELD       EQUIVALENT
               RATE AT         DISTRIBUTION   AT MAXIMUM      30-DAY
               NAV             RATE*          OFFERING PRICE  SEC YIELD*

Class A        5.03%           8.33%          3.58%           5.93%

Class B        4.30            7.12           2.99            4.95

Class C        4.31            7.14           2.99            4.95



*Assumes highest marginal federal income tax rate of 39.6%
================================================================================


================================================================================

CLASS A SHARES VS. 30-YEAR U.S. TREASURY BOND

================================================================================


8.33%


                      5.93%              5.09%


[Bar Chart]





  Taxable            Taxable           30-year
 equivalent         equivalent         Treasury
distribution          yield*            yield
   rate*


================================================================================


HISTORY OF NET ASSET VALUE STABILITY

================================================================================
Class A Shares Net Asset Value

6/30/92-12/31/98
================================================================================
6/30/92        8.23       2/28/94       8.46      10/31/95       8.21        6/30/97       8.2
7/31/92        8.5        3/31/94       8.13      11/30/95       8.28        7/31/97       8.31
8/31/92        8.33       4/29/94       8.12      12/29/95       8.72        8/31/97       8.23
9/30/92        8.31       5/27/94       8.16      1/31/96        8.32        9/30/97       8.27
10/30/92       8.11       6/30/94       8.09      2/29/96        8.26        10/31/97      8.28
11/30/92       8.27       7/29/94       8.17      3/29/96        8.16        11/28/97      8.28
12/31/92       8.27       8/31/94       8.15      4/30/96        8.11        12/31/97      8.36
1/29/93        8.31       9/30/94       8.01      5/31/96        8.08        1/31/98       8.38
2/26/93        8.57       10/31/94      7.86      6/28/96        8.1         2/28/98       8.35
3/30/93        8.43       11/30/94      7.74      7/31/96        8.12        3/31/98       8.32
4/30/93        8.48       12/30/94      7.78      8/30/96        8.1         4/30/98       8.27
5/28/93        8.47       1/31/95       7.91      9/30/96        8.14        5/31/98       8.33
6/30/93        8.58       2/28/95       8.02      10/31/96       8.17        6/30/98       8.32
7/30/93        8.54       3/31/95       8.04      11/29/96       8.24        7/31/98       8.31
8/31/93        8.69       4/28/95       8.03      12/31/96       8.19        8/31/98       8.37
9/30/93        8.74       5/31/95       8.17      1/31/97        8.18        9/30/98       8.41
10/29/93       8.74       6/30/95       8.11      2/28/97        8.2         10/31/98      8.38
11/29/93       8.63       7/31/95       8.12      3/31/97        8.1         11/30/98      8.37
12/31/93       8.61       8/31/95       8.16      4/30/97        8.11        12/31/98      8.35
1/31/94        8.68       9/29/95       8.16      5/30/97        8.17

================================================================================

See important Fund and index disclosures inside front cover.

                            AIM MUNICIPAL BOND FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW




was dwindling in the face of increased demand. A budget surplus allowed the federal government to cut back on the issuance of Treasuries. Consequently, as the prices of Treasury issues soared, their yields plummeted to the point where they were comparable to municipal bonds even before taking account of the tax advantages of the latter.

HOW WAS THE FUND'S PORTFOLIO STRUCTURED?
We maintained our focus on revenue bonds, which are paid with income from projects like toll bridges, water-treatment facilities and hospitals. The creditworthiness of revenue bonds tends to be less sensitive to the political environment than that of general obligation bonds, which are supported with tax dollars. In some quarters, state and city governments have found it difficult to raise taxes to support general obligation bond issues because of public opposition.
     We particularly liked revenue bonds for essential service projects, which benefit from nearly constant demand regardless of economic conditions. These include water and sewer and utility bonds.

WHAT WAS THE CREDIT-QUALITY RATING OF THE FUND'S PORTFOLIO?
At the close of the fiscal year, the Fund had an average portfolio quality rating of AA/Aa as measured by Standard & Poor's Corporation (S&P) and Moody's Investors Service, Inc., two widely known credit rating agencies. S&P and Moody's ratings are historical and are based on analysis of the credit quality of the individual municipal securities in the Fund's portfolio.
     Approximately 58% of the portfolio's holdings were securities rated AAA, and 90% of the portfolio was rated A or better. Credit-enhanced securities--those backed by insurance or escrowed with U.S. Treasury securities--composed about 56% of the portfolio.

HOW TAX EFFICIENT WAS THE FUND?
For five years, the Fund has paid no taxable capital gains distributions or ordinary income distributions. We make every effort to avoid transactions that would result in capital gains that are not offset by capital losses.

WHAT IS YOUR OUTLOOK?
At the close of the fiscal year, the environment appeared favorable for bonds. Perhaps most important, inflation and interest rates were low. Economic growth was still healthy, although it was expected to moderate in the months ahead. And while the concerns that precipitated the flight to Treasuries were still lurking in the background, the Fed appeared ready to make additional interest rate cuts, if deemed necessary, to promote liquidity in the bond market.
     In the months ahead, we believe municipal bonds will remain attractively priced and will continue to offer yields comparable to Treasuries. We believe a record for new municipal-bond issuance could be set in 1999. In November 1998, voters approved approximately $210 billion in new municipal bonds, and this could bolster new issue supply this year. That could keep municipal-bond prices from rising significantly. Consequently, municipal-bond yields could remain relatively stable and continue to be roughly equivalent to Treasury yields, which aren't expected to deviate much from their current levels in the near term.


PORTFOLIO COMPOSITION

As of 12/31/98, based on total net assets
================================================================================
TOP FIVE BOND HOLDINGS

                  COUPON              MATURITY          %

New York          7.375%              01/01/02        2.14%
State Urban
Development
Corp.

Connecticut        6.50               03/15/02        1.48
(State of)

Mississippi        5.00               07/01/28        1.35
(State of)
Development
Board
(Panola County
Hospital)

Mississippi        7.50               09/01/09        1.31
Higher
Education
Assistance
Corp.

New York           7.65               02/01/02        1.31
(City of)
================================================================================


================================================================================
PERCENTAGE OF HOLDINGS

Revenue                              76%

General
Obligation                           24%


[Pie Chart]


NUMBER OF HOLDINGS                  286

AVERAGE MATURITY                  13.90 YEARS

DURATION                           5.41 YEARS

Please keep in mind the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
================================================================================


          See important Fund and index disclosures inside front cover.

                            AIM Municipal Bond Fund

                      ANNUAL REPORT / PERFORMANCE HISTORY



YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
AIM MUNICIPAL BOND FUND, CLASS A SHARES, VS. BENCHMARK INDEX

12/31/88-12/31/98

================================================================================
                   AIM Municipal Bond
                   Fund, Class A Shares    Lehman Municipal Bond Index
================================================================================
                                  in thousands

12/31/88           9,526                   10,000
12/89              10,451                  11,079
12/90              11,001                  11,886
12/91              12,464                  13,329
12/92              13,599                  14,505
12/93              15,184                  16,286
12/94              14,608                  15,444
12/95              16,514                  18,141
12/96              17,158                  18,944
12/97              18,406                  20,686
12/98              19,377                  22,026

PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE. RESULTS OF AN
INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE
SHOWN.
================================================================================

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/98, including sales charges

CLASS A SHARES

 10 years                   6.84%
  5 years                   3.98
  1 year                    0.23*

*5.28% excluding sales charges

CLASS B SHARES

Inception (9/1/93)          4.14%
  5 years                   3.85
  1 year                   -0.52**

**4.48% excluding CDSC

CLASS C SHARES

Inception (8/4/97)          4.80%
  1 year                    3.36***

***4.36% excluding CDSC
================================================================================
Source: Towers Data Systems HYPO--Registered Trademark--.

The performance of the Fund's Class B and Class C shares will differ from that of Class A shares due to differing fees and expenses. For Fund performance calculations and descriptions of indexes cited on this page, please refer to the inside front cover.
================================================================================

ABOUT THIS CHART

The chart above compares your Fund's Class A shares to a benchmark index. It is intended to give you a general idea of how your Fund performed compared to the bond market over the period 12/31/88-12/31/98. It is important to understand the difference between your Fund and an index. Your Fund's total return is shown with a sales charge and includes Fund expenses and management fees. An index measures the performance of a hypothetical portfolio, in this case the Lehman Municipal Bond Index. Market indexes are not managed, incurring no sales charges, expenses, or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return.

                            AIM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                RATINGS(a)        PAR         MARKET
                             S&P      MOODY'S    (000)        VALUE
ALABAMA-1.28%

Alabama (State of) Housing
  Finance Authority; Single
  Family Mortgage Series
  D-2 RB
  5.50%, 10/01/17(b)            -     Aaa      $  1,700    $  1,737,196
-----------------------------------------------------------------------
Courtland Industrial
  Development Board
  (Champion International
  Corp. Project); Refunding
  PCR
  6.40%, 11/01/26(b)            -     Baa1        2,315       2,485,778
-----------------------------------------------------------------------
McIntosh Industrial
  Development Board;
  Environmental Improvement
  Series C IDR
  5.375%, 06/01/28           AA-      A2          1,000       1,015,720
-----------------------------------------------------------------------
                                                              5,238,694
-----------------------------------------------------------------------

ALASKA-1.66%

Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Home Mortgage
  Series A-2 RB
  6.75%, 12/01/24(b)         AAA      Aaa         4,500       4,749,795
-----------------------------------------------------------------------
Alaska (State of) Housing
  Finance Corp.;
  Collateralized Mortgage
  Program First Series RB
  6.875%, 06/01/33           AAA      Aaa           695         730,640
-----------------------------------------------------------------------
Alaska (State of) Housing
  Finance Corp.; Series A
  RB
  4.00%, 06/01/26(c)         A1+      VMIG-1      1,320       1,320,000
-----------------------------------------------------------------------
                                                              6,800,435
-----------------------------------------------------------------------

ARKANSAS-1.25%

Fayetteville (City of);
  Water and Sewer Refunding
  and Improvement Series
  1992 RB
  6.15%, 08/15/12            A        A           2,000       2,076,760
-----------------------------------------------------------------------
Independence (County of)
  (Mississippi Power &
  Light Project); Series C
  PCR
  9.50%, 07/01/14               -     Baa2        1,000       1,025,320
-----------------------------------------------------------------------
Little Rock (City of);
  Sewer Improvement Series
  B RB
  5.75%, 02/01/06            AA       Aa3         2,000       2,039,380
-----------------------------------------------------------------------
                                                              5,141,460
-----------------------------------------------------------------------

ARIZONA-1.62%

Arizona (State of)
  Educational Loan
  Marketing Corp.; RB
  6.125%, 09/01/02(b)           -     Aa          1,900       2,006,077
-----------------------------------------------------------------------
Mohave (County of) Unified
  School District No. 1
  (Lake Havasu); Series
  1996 A GO
  5.90%, 07/01/15(d)         AAA      Aaa         1,000       1,089,320
-----------------------------------------------------------------------
Pima (County of) Unified
  School District No. 10
  (Amphitheater); School
  Improvement Series 1992 E
  GO
  6.50%, 07/01/05            A+       A3          3,100       3,550,306
-----------------------------------------------------------------------
                                                              6,645,703
-----------------------------------------------------------------------

                                 RATINGS(a)       PAR         MARKET
                             S&P      MOODY'S    (000)        VALUE
CALIFORNIA-0.54%

Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Senior
  Lien Series A RB
  6.00%, 01/01/16            BBB-     Baa3     $    400    $    453,412
-----------------------------------------------------------------------
Sacramento (City of)
  California Cogeneration
  Authority (Procter &
  Gamble Project); Series
  1995 RB
  7.00%, 07/01/04            BBB-        -          500         570,590
-----------------------------------------------------------------------
San Francisco (City and
  County of) Parking
  Authority; Parking Meter
  Series 1994 RB
  7.00%, 06/01/13(d)         AAA      Aaa         1,000       1,184,700
-----------------------------------------------------------------------
                                                              2,208,702
-----------------------------------------------------------------------

COLORADO-1.37%

Adams County School
  District No. 1; Unlimited
  Tax Building Series 1992
  A GO
  6.625%, 12/01/02(e)(f)     AAA      Aaa           500         556,040
-----------------------------------------------------------------------
Colorado Health Facilities
  Authority (National
  Jewish Medical and
  Research Project);
  Hospital Series RB
  5.25%, 01/01/18            BBB         -          500         494,665
-----------------------------------------------------------------------
  5.375%, 01/01/29           BBB         -        1,000         990,430
-----------------------------------------------------------------------
Highlands Ranch Metro
  District No. 1; Refunding
  & Improvement Unlimited
  Tax Series A GO
  7.30%, 09/01/02(e)(f)      NRR      NRR           500         572,200
-----------------------------------------------------------------------
Mesa County School District
  No. 51; 1989 Series B
  Certificates of
  Participation
  6.875%, 12/01/05(d)        AAA      Aaa         1,465       1,595,282
-----------------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Refunding Series GO
  7.95%, 12/01/02(e)(f)      NRR      NRR            50          57,924
-----------------------------------------------------------------------
  7.95%, 12/01/03(g)            -        -          375         407,284
-----------------------------------------------------------------------
Westminster (City of);
  Certificates of
  Participation
  4.35%, 12/01/07(d)         AAA      Aaa           955         963,394
-----------------------------------------------------------------------
                                                              5,637,219
-----------------------------------------------------------------------

CONNECTICUT-3.22%

Bridgeport (City of);
  Unlimited Tax Series A GO
  6.00%, 09/01/06(d)         AAA      Aaa         1,000       1,124,360
-----------------------------------------------------------------------
Connecticut (State of);
  General Purpose Public
  Improvement Series 1992-A
  GO
  6.50%, 03/15/02(e)(f)      NRR      NRR         5,500       6,048,295
-----------------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority; Housing
  Mortgage Financing
  Program Sub-Series C-2 RB
  5.85%, 11/15/28(b)         AA       Aa3         3,500       3,651,235
-----------------------------------------------------------------------

                               RATINGS(a)       PAR         MARKET
                             S&P    MOODY'S    (000)        VALUE
CONNECTICUT-(CONTINUED)

Connecticut (State of)
  Special Tax Obligation;
  Second Lien Series RB
  4.10%, 12/01/10(c)         A1+    VMIG-1    $    406   $    406,000
---------------------------------------------------------------------
Connecticut Resource
  Recovery Authority
  (American Ref-Fuel Co.)
  (Southeastern Connecticut
  Project); Corporate
  Credit Series 1988 RB(b)
  8.10%, 01/11/99            A-     A2             925        955,803
---------------------------------------------------------------------
Waterbury Housing
  Authority; Refunding
  Mortgage Series A RB
  5.45%, 07/01/23(d)         AAA    Aaa          1,000      1,004,610
---------------------------------------------------------------------
                                                           13,190,303
---------------------------------------------------------------------

DELAWARE-0.07%

Delaware Economic
  Development Authority
  (Osteopathic Hospital
  Association); Series A RB
  6.75%, 01/01/13(e)         NRR    Aaa            250        295,475
---------------------------------------------------------------------

FLORIDA-1.44%

Dade (County of)
  (Courthouse Center
  Project); RB
  5.90%, 04/01/10               -   A3             500        542,100
---------------------------------------------------------------------
Escambia (County of)
  (Champion International
  Corp. Project); PCR
  6.90%, 08/01/22(b)         BBB    Baa1         1,125      1,225,305
---------------------------------------------------------------------
Highlands (County of)
  Health Facilities
  Authority (Adventist
  Health System Project);
  Hospital Series RB
  5.25%, 11/15/20            A-     Baa1         2,000      1,979,340
---------------------------------------------------------------------
Lee (County of) Housing
  Finance Authority
  (Forestwood Apartments
  Project); Multifamily
  Housing Series A RB
  3.40%, 06/15/25(c)         AAA        -           95         95,000
---------------------------------------------------------------------
Miami (City of) Parking
  System; Series 1992 A RB
  6.70%, 10/01/01(f)         A      A3           1,120      1,228,394
---------------------------------------------------------------------
Miramar (City of) Water
  Improvement Assessment;
  RB
  5.00% 10/01/28(d)             -   Aaa            550        549,114
---------------------------------------------------------------------
Plantation (City of) Health
  Facilities Authority
  (Covenant Retirement
  Communities Inc.); RB
  7.75%, 12/01/02(e)(f)      NRR    NRR            250        290,305
---------------------------------------------------------------------
                                                            5,909,558
---------------------------------------------------------------------

GEORGIA-1.49%

De Kalb Private Hospital
  Authority (Egleston
  Children's Hospital
  Project); Series A RB
  3.90%, 03/01/24(c)         A1+    VMIG-1         511        511,000
---------------------------------------------------------------------
Fulton (County of)
  Development Authority;
  (Delta Airlines Inc.
  Project); Special
  Facilities RB
  5.45%, 05/01/23(b)         BBB-   Baa3         3,700      3,665,257
---------------------------------------------------------------------
Georgia (State of) Housing
  and Finance Authority
  (Home Ownership
  Opportunity Program);
  Series C RB
  6.50%, 12/01/11            AA+    Aa2            800        853,456
---------------------------------------------------------------------

                              RATINGS(a)        PAR         MARKET
                             S&P    MOODY'S    (000)        VALUE
GEORGIA-(CONTINUED)

Savannah (City of) Economic
  Development Authority
  (Hershey Foods Corp.
  Project); IDR
  6.60%, 06/01/12            A+        -     $   1,000   $  1,090,670
---------------------------------------------------------------------
                                                            6,120,383
---------------------------------------------------------------------

IDAHO-0.28%

Idaho Health Facilities
  Authority (Elks
  Rehabilitation Hospital
  Project); Hospital Series
  RB
  5.30%, 07/15/18            BBB       -         1,150      1,145,826
---------------------------------------------------------------------

ILLINOIS-11.45%

Berwyn (City of) (Macneal
  Memorial Hospital
  Association); Hospital
  Series 1991 RB
  7.00%, 06/01/01(e)(f)      AAA    Aaa          3,250      3,559,302
---------------------------------------------------------------------
Chicago (City of); Sales
  Tax Series RB
  5.25%, 01/01/28(d)         AAA    Aaa            650        661,785
---------------------------------------------------------------------
Chicago (City of);
  Wastewater Transmission;
  RB
  5.25%, Second Lien Series
    B 01/01/17(d)            AAA    Aaa          2,500      2,548,075
---------------------------------------------------------------------
  5.125%, Second Lien
    Series 01/01/18(d)       AAA    Aaa          1,000      1,009,620
---------------------------------------------------------------------
Chicago Emergency Telephone
  System; Unlimited Tax
  Series GO
  5.60%, 01/01/10(d)         AAA    Aaa            400        438,172
---------------------------------------------------------------------
Chicago Midway Airport;
  Series A RB
  5.625%, 01/01/22(d)        AAA    Aaa          1,000      1,059,670
---------------------------------------------------------------------
Cook (County of); Series
  1992 B GO
  5.75%, 11/15/02(e)(f)      AAA    Aaa          2,000      2,174,740
---------------------------------------------------------------------
Cook (County of) School
  District No. 148
  (Dolton); Unlimited Tax
  Series GO
  5.10%, Refunding Series A
    12/01/17(d)                 -   Aaa            665        660,185
---------------------------------------------------------------------
  5.10%, Series B
    12/01/17(d)                 -   Aaa            810        804,136
---------------------------------------------------------------------
  5.10%, Series B
    06/01/18(d)                 -   Aaa            625        619,650
---------------------------------------------------------------------
Du Page (County of) High
  School District No. 87
  (Glenbard TWP); Unlimited
  Tax Series B GO
  5.10%, 12/01/20               -   Aa3          2,000      2,004,160
---------------------------------------------------------------------
Illinois (State of); Sales
  Tax Series 1993 B RB
  6.50%, 06/15/01(e)(f)      AAA    NRR          1,500      1,625,325
---------------------------------------------------------------------
Illinois (State of);
  Unlimited Tax Series GO
  5.25%, 07/01/22(d)         AAA    Aaa          4,475      4,539,843
---------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (American
  College of Surgeons);
  Series 1996 RB
  3.85%, 08/01/26(c)         A1+       -           243        243,000
---------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (CPC
  International Project);
  PCR
  6.75%, 05/01/16               -   A2           2,500      2,681,650
---------------------------------------------------------------------

                              RATINGS(a)       PAR         MARKET
                             S&P   MOODY'S    (000)        VALUE
ILLINOIS-(CONTINUED)

Illinois Educational
  Facilities Authority
  (Midwestern University);
  Series B RB
  5.50%, 05/15/18            A         -      $  1,000   $  1,039,350
---------------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (Northwestern
  University); Adjustable
  Medium Term Series RB
  5.25%, 11/01/14(f)         AA+    Aa1          1,000      1,048,280
---------------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (Shedd Aquarium Society);
  RB
  5.60%, 07/01/27(d)         AAA    Aaa          3,500      3,693,130
---------------------------------------------------------------------
Illinois Health Facilities
  Authority (Evangelical
  Hospital Corp.); RB
  6.25%, Series A
    04/15/02(e)(f)           NRR    NRR          1,000      1,152,260
---------------------------------------------------------------------
  6.25%, Series 1992-C
    04/15/02(e)(f)           NRR    NRR          1,150      1,325,099
---------------------------------------------------------------------
Illinois Health Facilities
  Authority (Franciscan
  Sisters Health Care);
  Refunding Series 1992 RB
  6.40%, 09/01/04(e)         AAA    Aaa          2,475      2,775,366
---------------------------------------------------------------------
Illinois Health Facilities
  Authority (Memorial
  Hospital); RB
  7.25%, 05/01/02(e)(f)      NRR    NRR            200        224,642
---------------------------------------------------------------------
Illinois Health Facilities
  Authority (Ravenswood
  Hospital Medical Center);
  Refunding Series 1987 A
  RB
  8.80%, 06/01/06               -   Baa1         1,000      1,015,250
---------------------------------------------------------------------
Illinois Health Facilities
  Authority; Revolving Fund
  Pool Series D RB
  4.10%, 08/01/15(c)         A1+    VMIG-1         304        304,000
---------------------------------------------------------------------
Kane (County of) School
  District No. 131 (Aurora
  East Side); Limited GO
  5.35%, 01/01/04(d)         AAA    Aaa          1,000      1,060,010
---------------------------------------------------------------------
Lake County Community
  Consolidated School
  District No. 73
  (Hawthorn); Unlimited Tax
  Series 1997 GO
  5.45%, 01/01/12(d)            -   Aaa          1,950      2,102,763
---------------------------------------------------------------------
Peoria and Pekin and
  Waukegan (Cities of);
  GNMA Collateralized
  Mortgage Series 1990 RB
  7.875%, 08/01/22(b)        AA+       -           105        110,091
---------------------------------------------------------------------
Tazewell County Community
  High School District No.
  303 (Pekin); Unlimited
  Tax Series 1996 GO
  5.625%, 01/01/14(d)        AAA    Aaa          1,435      1,516,652
---------------------------------------------------------------------
University of Illinois
  Auxiliary Facilities
  System; Series 1991 RB
  5.75%, 04/01/22            AA-    Aa3          4,750      4,893,212
---------------------------------------------------------------------
                                                           46,889,418
---------------------------------------------------------------------

INDIANA-0.20%

Carmel Retirement Rental
  Housing (Beverly
  Enterprises Project);
  Refunding Series RB
  8.75%, 12/01/08(g)            -      -            95        106,885
---------------------------------------------------------------------

                              RATINGS(a)      - PAR        MARKET
                             S&P   MOODY'S     (000)       VALUE
INDIANA-(CONTINUED)

Indiana (State of) Housing
  Finance Authority; Series
  B-1 RB
  6.15%, 07/01/17               -   Aaa      $    170    $    180,129
---------------------------------------------------------------------
Indiana Transportation
  Finance Authority
  (Airport Lease Facility);
  Series A RB
  6.25%, 11/01/02(e)(f)      NRR    Aaa           395         436,664
---------------------------------------------------------------------
  6.25%, 11/01/16            A      A-1           105         112,304
---------------------------------------------------------------------
                                                              835,982
---------------------------------------------------------------------

IOWA-0.28%

Iowa Finance Authority
  (Trinity Regional
  Hospital Project);
  Hospital Facilities
  Refunding Series 1997 RB
  6.00%, 07/01/12(d)         AAA    Aaa         1,000       1,147,130
---------------------------------------------------------------------

KANSAS-0.07%

Newton (City of) (Newton
  Healthcare Corp.);
  Hospital Series A RB
  7.375%, 11/15/04(e)(f)     NRR    NRR           250         298,350
---------------------------------------------------------------------

KENTUCKY-2.04%

Carrollton & Henderson
  (Cities of) Public Energy
  Authority; Series A RB
  5.00%, 01/01/08(d)         AAA    Aaa         2,000       2,114,120
---------------------------------------------------------------------
  5.00%, 01/01/09(d)         AAA    Aaa         1,880       1,985,919
---------------------------------------------------------------------
Kentucky Economic
  Development Finance
  Authority (Appalachian
  Regional Healthcare);
  Refunding & Improvement
  Hospital Systems Series
  RB
  5.875%, 10/01/22           BBB       -        1,000       1,034,410
---------------------------------------------------------------------
Mount Sterling (City of);
  Lease Funding Series 1993
  A RB
  6.15%, 03/01/13               -   Aa          3,000       3,245,970
---------------------------------------------------------------------
                                                            8,380,419
---------------------------------------------------------------------

LOUISIANA-3.65%

Louisiana Public Facilities
  Authority (Medical Center
  at New Orleans Project);
  RB
  6.125%, 10/15/07(d)        AAA       -        2,775       2,956,485
---------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Our Lady of
  Lake Regional Hospital);
  Hospital Refunding Series
  C RB
  6.00%, 12/01/01(e)(f)      AAA    Aaa         2,500       2,701,725
---------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Tulane
  University of Louisiana);
  RB
  6.00%, 10/01/16(d)         AAA    Aaa         2,500       2,781,425
---------------------------------------------------------------------
Louisiana Stadium &
  Exposition District Hotel
  Occupancy Tax and Stadium
  Revenue; Refunding Series
  B RB
  5.00%, 07/01/26(d)         AAA    Aaa         2,000       1,961,900
---------------------------------------------------------------------
New Orleans Levee District;
  Series 1995 A RB
  5.95%, 11/01/07(d)         AAA    Aaa         1,000       1,114,540
---------------------------------------------------------------------

                              RATINGS(a)       PAR         MARKET
                             S&P   MOODY'S    (000)        VALUE
LOUISIANA-(CONTINUED)

Ouachita Parish Hospital
  Service District No. 1
  (Glenwood Regional
  Medical Center);
  Refunding Series 1996 RB
  5.70%, 05/15/16(d)         AAA    Aaa      $  1,000   $  1,081,680
--------------------------------------------------------------------
St. John Baptist Parish
  (Sales Tax Distribution);
  Public Improvement Series
  1987 RB
  7.60%, 01/01/08(e)         NRR    NRR           500        622,755
--------------------------------------------------------------------
  7.60%, 01/01/09(e)         NRR    NRR           500        628,635
--------------------------------------------------------------------
West Feliciana Parish (Gulf
  States Utility Co.);
  Series A PCR
  7.50%, 05/01/15            BB+    Ba1         1,000      1,106,170
--------------------------------------------------------------------
                                                          14,955,315
--------------------------------------------------------------------

MAINE-0.22%

Maine (State of) Education
  Loan Authority; Education
  Loan Series A-2 RB
  6.95%, 12/01/07(b)            -   A             855        904,676
--------------------------------------------------------------------

MARYLAND-0.47%

Maryland Health and Higher
  Education Facilities
  Authority (Doctors
  Community Hospital Inc.);
  Series 1990 RB
  8.75%, 07/01/00(e)(f)      AAA    Aaa         1,000      1,096,680
--------------------------------------------------------------------
Maryland State Community
  Development
  Administration
  (Department of Economic
  and Community
  Development); Single
  Family Housing Refunding
  Series 5 RB
  7.70%, 04/01/15(b)            -   Aa2           790        820,976
--------------------------------------------------------------------
                                                           1,917,656
--------------------------------------------------------------------

MASSACHUSETTS-5.18%

Massachusetts (State of);
  Consolidated Loan Series
  1991 C GO
  7.00%, 08/01/01(e)(f)      NRR    NRR         2,450      2,694,118
--------------------------------------------------------------------
Massachusetts Bay
  Transportation Authority
  (General Transportation
  System Project); Series B
  RB
  5.00%, 03/01/28            AA-    Aa3         2,000      1,951,900
--------------------------------------------------------------------
Massachusetts Health and
  Education Facilities
  Authority (Lowell General
  Hospital); Series 1991 A
  RB
  8.40%, 06/01/01(e)(f)      NRR    NRR         3,550      3,999,430
--------------------------------------------------------------------
Massachusetts Health and
  Education Facilities
  Authority (Valley
  Regional Health System
  Issue); Series 1990 B RB
  8.00%, 07/01/00(e)(f)      NRR    Aaa         3,000      3,257,700
--------------------------------------------------------------------
Massachusetts Health and
  Education Facilities
  Authority (Winchester
  Hospital); Series D RB
  5.80%, 07/01/09(d)         AAA       -        1,000      1,082,820
--------------------------------------------------------------------
Massachusetts Housing
  Finance Authority; Single
  Family Series 11 RB
  7.75%, 12/01/22(b)         AAA    Aaa         3,000      3,127,200
--------------------------------------------------------------------

                              RATINGS(a)       PAR         MARKET
                             S&P   MOODY'S    (000)        VALUE
MASSACHUSETTS-(CONTINUED)

Massachusetts Industrial
  Finance Agency (Beverly
  Enterprises); Refunding
  Series RB
  8.00%, 05/01/02(g)            -       -    $    200   $    208,876
--------------------------------------------------------------------
Massachusetts Municipal
  Wholesale Electric
  Cooperative Power Supply;
  System Series 1992 A RB
  6.75%, 07/01/08(d)         AAA    Aaa         3,000      3,295,530
--------------------------------------------------------------------
Massachusetts Water
  Resources Authority;
  General Refunding Series
  B RB
  5.00%, 03/01/22(d)         AAA    Aaa         1,600      1,578,304
--------------------------------------------------------------------
                                                          21,195,878
--------------------------------------------------------------------

MICHIGAN-3.79%

Detroit (City of) School
  District; School Building
  and Site Unlimited Tax
  Series 1992 GO
  6.00%, 05/01/01(e)(f)      NRR    NRR         1,000      1,070,140
--------------------------------------------------------------------
  6.15%, 05/01/01(e)(f)      NRR    NRR         1,300      1,395,485
--------------------------------------------------------------------
Flint (City of) Hospital
  Building Authority;
  Hospital Series B RB
  5.375%, 07/01/18(d)        A         -        1,000      1,010,670
--------------------------------------------------------------------
Garden City Hospital
  Finance Authority (Garden
  City Hospital); Hospital
  Refunding Series RB
  5.625%, 09/01/10              -   Ba3         1,000        999,910
--------------------------------------------------------------------
Lake Orion Community School
  District; School Building
  and Site Unlimited Tax
  Refunding Series 1994 GO
  7.00%, 05/01/05(e)(f)      AAA    Aaa         2,500      2,942,100
--------------------------------------------------------------------
Lakeview Community School
  District; Unlimited Tax
  Series 1996 GO
  5.75%, 05/01/16(d)         AAA    Aaa         1,000      1,068,700
--------------------------------------------------------------------
Lincoln Park (City of)
  School District;
  Unlimited Tax Series 1996
  GO
  6.00%, 05/01/06(e)(f)      AAA    Aaa         1,210      1,367,106
--------------------------------------------------------------------
Michigan (State of) Housing
  Development Authority;
  Refunding Series A RB
  6.60%, 04/01/12            AA-       -          945      1,020,316
--------------------------------------------------------------------
Ypsilanti (City of) School
  District; Refunding
  Unlimited Tax Series 1996
  GO
  5.75%, 05/01/07(d)(f)      AAA    Aaa         4,275      4,669,598
--------------------------------------------------------------------
                                                          15,544,025
--------------------------------------------------------------------

MINNESOTA-0.27%

Centennial Independent
  School District No. 12;
  Unlimited Tax Series A GO
  5.60%, 02/01/05(d)         AAA    Aaa         1,000      1,088,810
--------------------------------------------------------------------

MISSISSIPPI-2.66%

Mississippi (State of)
  Development Board (Panola
  County Hospital); Special
  Obligation Series RB
  5.00%, 07/01/28            A         -        5,750      5,535,525
--------------------------------------------------------------------

                               RATINGS(a)       PAR         MARKET
                             S&P    MOODY'S    (000)        VALUE
MISSISSIPPI-(CONTINUED)

Mississippi Higher
  Education Assistance
  Corp.; Student Loan
  Sub-Series C RB
  7.50%, 09/01/09(b)            -   A        $  5,000   $  5,376,800
--------------------------------------------------------------------
                                                          10,912,325
--------------------------------------------------------------------

MISSOURI-2.83%

Joplin Industrial
  Development Authority
  (Catholic Health
  Initiatives); Refunding
  Series A RB
  5.125%, 12/01/15           AA     Aa2         1,350      1,363,986
--------------------------------------------------------------------
Kansas City Industrial
  Development Authority
  (General Motors Corp.
  Project); PCR
  6.05%, 04/01/06            A      A3          1,435      1,460,184
--------------------------------------------------------------------
Kansas City Municipal
  Assistance Corp.(Truman
  Medical Center Charitable
  Foundation); Leasehold
  Improvement Series 1991 A
  RB
  7.00%, 11/01/01(e)(f)      NRR    NRR           605        659,638
--------------------------------------------------------------------
Missouri (State of )
  Environmental Improvement
  and Energy Resources;
  Series 1995 C PCR
  5.85%, 01/01/10               -   Aa1         1,000      1,085,480
--------------------------------------------------------------------
Missouri (State of) Health
  and Educational
  Facilities Authority (BJC
  Health System Project);
  Hospital Series RB
  5.00%, 05/15/28            AA     Aa2         3,000      2,914,380
--------------------------------------------------------------------
Missouri (State of) Health
  and Educational
  Facilities Authority
  (Fontbonne College);
  Educational Facilities
  Series RB
  5.125%, 10/01/17(d)        A         -        2,555      2,555,767
--------------------------------------------------------------------
  5.20%, 10/01/20(d)         A         -        1,575      1,577,252
--------------------------------------------------------------------
                                                          11,616,687
--------------------------------------------------------------------

NEVADA-1.49%

Boulder (City of) Hospital
  (Boulder City Hospital
  Inc.); Hospital Refunding
  Series RB
  5.85%, 01/01/22(g)            -      -          500        497,310
--------------------------------------------------------------------
Humboldt (County of)
  (Sierra Pacific Project);
  Series 1987 PCR
  6.55%, 10/01/13(d)         AAA    Aaa         3,000      3,265,440
--------------------------------------------------------------------
Las Vegas (City of);
  Refunding 1992 Limited
  Tax GO
  6.50%, 04/01/02(e)(f)      AAA    Aaa         1,000      1,100,730
--------------------------------------------------------------------
Reno Redevelopment Agency;
  Refunding Sub-Series A
  Tax Allocation Notes
  6.00%, 06/01/10               -   Baa         1,185      1,251,976
--------------------------------------------------------------------
                                                           6,115,456
--------------------------------------------------------------------

NEW HAMPSHIRE-1.65%

Hudson (City of); Unlimited
  Tax Series GO
  5.25%, 03/15/28               -   Aa3         1,610      1,626,325
--------------------------------------------------------------------
New Hampshire Higher
  Educational & Health
  Facilities Authority
  (Dartmouth College);
  Refunding Series RB
  5.375%, 06/01/23              -   Aaa         1,000      1,029,660
--------------------------------------------------------------------

                              RATINGS(a)       PAR         MARKET
                             S&P   MOODY'S    (000)        VALUE
NEW HAMPSHIRE-(CONTINUED)

New Hampshire State
  Turnpike System; Series
  1990 RB
  7.40%, 04/01/00(e)(f)      AAA    Aaa      $  3,850   $  4,110,876
--------------------------------------------------------------------
                                                           6,766,861
--------------------------------------------------------------------

NEW JERSEY-0.95%

Hudson County Correctional
  Facility; Certificate of
  Participation Series 1992
  RB
  6.60%, 12/01/21(d)         AAA    Aaa         1,250      1,360,837
--------------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Atlantic City Sewer
  Co.); Sewer Facility
  Series 1991 RB
  7.25%, 12/01/11(b)(g)         -      -        1,715      1,849,336
--------------------------------------------------------------------
New Jersey City Economic
  Development Authority
  (Franciscan Oaks
  Project); First Mortgage
  Series RB
  5.70%, 10/01/17(g)            -      -          500        505,330
--------------------------------------------------------------------
New Jersey Health Care
  Facility Financing
  Authority (St. Peters
  Medical Center); Series
  1987 C RB
  8.60%, 07/01/17(d)         AAA    Aaa           190        194,416
--------------------------------------------------------------------
                                                           3,909,919
--------------------------------------------------------------------

NEW MEXICO-1.49%

Albuquerque (City of)
  (Albuquerque Academy
  Project); Educational
  Facilities Series 1995 RB
  5.75%, 10/15/15            AA-    Aa2           915        957,181
--------------------------------------------------------------------
Las Cruces South Central
  Solid Waste Authority;
  Environmental Services RB
  5.65%, 06/01/09               -   A             575        602,928
--------------------------------------------------------------------
Los Alamos (County of);
  Utility Series A RB
  6.00%, 07/01/15(d)         AAA    Aaa         2,000      2,192,120
--------------------------------------------------------------------
Santa Fe (City of); Series
  1994 A RB
  6.25%, 06/01/04(e)(f)      AAA    Aaa         2,100      2,338,224
--------------------------------------------------------------------
                                                           6,090,453
--------------------------------------------------------------------

NEW YORK-8.73%

New York (City of); GO
  8.25%, Unlimited Tax
    Series 1991 F
    11/15/01(e)(f)           AAA    Aaa         1,955      2,223,304
--------------------------------------------------------------------
    Series 1991 F
      11/15/01(e)(f)         NRR    NRR            45         51,110
--------------------------------------------------------------------
  7.65%, Unlimited Tax
    Series 1992 F
    02/01/02(e)(f)           NRR    Aaa         4,775      5,373,928
--------------------------------------------------------------------
  7.00%, Unlimited Tax
    Series H 02/01/02(e)(f)  NRR    NRR           295        326,037
--------------------------------------------------------------------
    02/01/20                 A-     A3             55         60,033
--------------------------------------------------------------------
  7.20%, Unlimited Tax
    Series H 02/01/02(e)(f)  NRR    NRR           375        416,609
--------------------------------------------------------------------
    02/01/15                 A-     A3            125        137,264
--------------------------------------------------------------------
  7.70%, Unlimited Tax
    Series D 02/01/02(e)(f)  NRR    Aaa         1,970      2,219,914
--------------------------------------------------------------------
    02/01/09                 A-     A3             30         33,481
--------------------------------------------------------------------

                              RATINGS(a)       PAR         MARKET
                             S&P   MOODY'S    (000)        VALUE
NEW YORK-(CONTINUED)

  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1 08/01/02(e)(f)       NRR    Aaa      $  2,000   $  2,238,434
--------------------------------------------------------------------
  7.375, Unlimited Tax
    Series B, Sub-Series
    B-1 08/15/04(e)(f)       NRR    Aaa           285        335,947
--------------------------------------------------------------------
  7.375, Unlimited Tax
    Series B, Sub-Series
    B-1 08/15/04(e)(f)       NRR    NRR           215        249,667
--------------------------------------------------------------------
  6.25%, Unlimited Tax
    Series A 08/01/17        A-     A3          3,035      3,357,499
--------------------------------------------------------------------
  7.00%, Unlimited Tax
    Series B 02/01/18(d)     AAA    Aaa         1,000      1,096,960
--------------------------------------------------------------------
New York City Industrial
  Development Agency
  (Brooklyn Navy Yard Cogen
  Partners); RB
  5.65%, 10/01/28(b)         BBB-   Baa3          500        509,845
--------------------------------------------------------------------
New York City Industrial
  Development Agency (The
  Lighthouse Inc. Project);
  Series 1992 RB
  6.50%, 07/01/02(e)(f)      NRR    NRR         1,500      1,657,380
--------------------------------------------------------------------
New York City Municipal
  Water Finance Authority;
  Water & Sewer Systems
  Series A RB
  5.00%, 06/15/17            A      A1          1,350      1,322,879
--------------------------------------------------------------------
New York State Dorm
  Authority (City
  University System);
  Series C RB
  6.00%, 07/01/00(e)(f)      NRR    NRR           135        139,945
--------------------------------------------------------------------
  6.00%, 07/01/16            BBB+   Baa1          365        375,322
--------------------------------------------------------------------
New York State Dorm
  Authority (State
  University Educational
  Facilities); Refunding
  Series A RB
  6.50%, 05/15/06            A-     A3          1,000      1,141,510
--------------------------------------------------------------------
New York State
  Environmental Facility
  Corp.; Water Revenue
  Series E PCR
  6.875%, 06/15/01(e)(f)     NRR    Aaa         2,300      2,513,808
--------------------------------------------------------------------
  6.875%, 06/15/10           AA+    Aaa         1,100      1,197,658
--------------------------------------------------------------------
New York State Urban
  Development Corp.;
  Capital Facilities 1991
  Series 3 RB
  7.375%, 01/01/02(e)(f)     NRR    Aaa         7,850      8,787,290
--------------------------------------------------------------------
                                                          35,765,824
--------------------------------------------------------------------

NORTH CAROLINA-1.77%

North Carolina Eastern
  Municipal Power Agency;
  Series A RB
  6.125%, 01/01/10(d)        AAA    Aaa         1,500      1,621,740
--------------------------------------------------------------------
North Carolina Housing
  Finance Agency; Single
  Family-Series II RB
  6.20%, 03/01/16            AA     Aa2           615        655,141
--------------------------------------------------------------------
North Carolina Medical Care
  Community Hospital (Annie
  Penn Memorial Hospital);
  Refunding Series RB
  5.375%, 01/01/22              -   Baa3          250        250,305
--------------------------------------------------------------------
North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric
  Project); Refunding RB
  7.25%, 01/01/07            A-     A3          2,750      3,254,653
--------------------------------------------------------------------

                              RATINGS(a)       PAR         MARKET
                             S&P   MOODY'S    (000)        VALUE
NORTH CAROLINA-(CONTINUED)

North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric
  Project); Series 1990 RB
  6.50%, 01/01/10(e)         AAA    Aaa      $    260   $    303,625
--------------------------------------------------------------------
  6.50%, 01/01/10(d)         AAA    Aaa         1,115      1,162,577
--------------------------------------------------------------------
                                                           7,248,041
--------------------------------------------------------------------

NORTH DAKOTA-0.25%

North Dakota Housing
  Finance Agency; Home
  Mortgage Series B RB
  5.85%, 07/01/28(b)            -   Aa3           970      1,010,905
--------------------------------------------------------------------

OHIO-1.77%

Cleveland (City of) Parking
  Facilities; Improvement
  Series RB
  8.00%, 09/15/02(e)(f)      NRR    NRR           500        581,300
--------------------------------------------------------------------
Fairfield (City of) School
  District; Unlimited Tax
  Series 1995 GO
  6.10%, 12/01/15(h)         AAA    Aaa         1,000      1,085,340
--------------------------------------------------------------------
Findlay (City of); Limited
  Tax Series 1996 GO
  5.875%, 07/01/17           AA-    Aa3         1,000      1,096,870
--------------------------------------------------------------------
Mason (City of) Health Care
  Facilities (MCV Health
  Care Facilities, Inc.);
  Series 1990 RB
  7.625%, 02/01/40(d)        AAA       -        2,135      2,317,073
--------------------------------------------------------------------
Montgomery (County of)
  (Grandview Hospital &
  Medical Center);
  Refunding Hospital Series
  RB
  5.50%, 12/01/10            BBB-      -        1,000        972,650
--------------------------------------------------------------------
Ohio Department of
  Transportation (Panhandle
  Rail Line Project);
  Series 1992 Certificates
  of Participation
  6.50%, 04/15/12(d)         AAA    Aaa         1,100      1,201,090
--------------------------------------------------------------------
                                                           7,254,323
--------------------------------------------------------------------

OKLAHOMA-2.21%

Edmond (City of) Economic
  Development Authority
  (Collegiate Housing
  Foundation Project);
  Series A RB
  5.375%, 12/01/19              -   Baa3          500        491,045
--------------------------------------------------------------------
  5.50%, 12/01/28               -   Baa3          500        492,395
--------------------------------------------------------------------
McAlester (City of) Public
  Works Authority;
  Refunding and Improvement
  Series 1995 RB
  5.50%, 12/01/10(d)         AAA    Aaa           975      1,079,374
--------------------------------------------------------------------
Oklahoma Development
  Finance Authority Public
  Facilities Financing
  Program (Oklahoma State
  University Project); RB
  5.00%, 07/01/18(d)          -     Aaa           600        599,256
--------------------------------------------------------------------
Sapula (City of) Municipal
  Authority; Capital
  Improvement Series RB
  5.00%, 07/01/21(d)         AAA    Aaa         1,000      1,000,800
--------------------------------------------------------------------
Southern Oklahoma Memorial
  Hospital Authority;
  Series 1993 A RB
  5.60%, 02/01/00(e)         NRR    NRR         1,250      1,279,275
--------------------------------------------------------------------

                              RATINGS(a)       PAR         MARKET
                             S&P   MOODY'S    (000)        VALUE
OKLAHOMA-(CONTINUED)

Tulsa (City of) Industrial
  Authority (St. Johns
  Hospital); RB
  6.25%, 02/15/14            AA    Aa3       $  2,000   $  2,157,480
--------------------------------------------------------------------
Tulsa (City of) Industrial
  Authority (Tulsa Regional
  Medical Center); Hospital
  Series RB
  7.20%, 06/01/03(e)(f)      AAA   NRR            500        576,775
--------------------------------------------------------------------
Tulsa Public Facilities
  Authority-Capital
  Improvements-Water
  System; Series 1988 B RB
  6.00%, 03/01/08            A+       -         1,305      1,398,973
--------------------------------------------------------------------
                                                           9,075,373
--------------------------------------------------------------------

OREGON-1.37%

Bend (City of) Urban
  Renewal Agency (Bend
  Development Board); RB
  4.85%, 06/01/18               -  A3           1,080      1,062,612
--------------------------------------------------------------------
Cow Creek Band Umpqua Tribe
  Of Indians; Series B RB
  5.10%, 07/01/12(d)         AAA   Aaa          1,000      1,009,280
--------------------------------------------------------------------
Marion (County of) (Ogden
  Martin Systems);
  Refunding Solid Waste &
  Electric Series RB
  5.50%, 10/01/06(d)         AAA   Aaa          1,000      1,095,410
--------------------------------------------------------------------
Portland (City of) Sewer
  System; Series 1994 A RB
  6.20%, 06/01/04(e)(f)      NRR   NRR          1,200      1,342,980
--------------------------------------------------------------------
  6.25%, 06/01/04(e)(f)      NRR   NRR          1,000      1,121,560
--------------------------------------------------------------------
                                                           5,631,842
--------------------------------------------------------------------

PENNSYLVANIA-2.73%

Allegheny (County of)
  Industrial Development
  Authority (USX Corp.);
  Environmental Improvement
  Series IDR
  5.60%, 09/01/30            BBB-  Baa2         1,000      1,004,860
--------------------------------------------------------------------
Chester (County of) Health
  and Educational
  Facilities Authority
  (Jefferson Health
  Systems); Series B RB
  5.375%, 05/15/27           AA-   A1           4,000      4,042,080
--------------------------------------------------------------------
Chester Upland School
  Authority; Refunding
  School Series B RB
  5.25%, 09/01/21(d)         AAA   Aaa          1,000      1,014,510
--------------------------------------------------------------------
Montgomery County
  Industrial Development
  Authority (Meadowood
  Corp. Project); Refunding
  First Mortgage Series A
  RB
  10.25%, 12/01/00(e)(f)     NRR   NRR            100        114,187
--------------------------------------------------------------------
Montgomery County
  Industrial Development
  Authority (Pennsburg
  Nursing & Rehabilitation
  Center); RB
  7.625%, 03/31/04(e)(f)     NRR   Aaa            100        119,219
--------------------------------------------------------------------
Pennsylvania (State of);
  Third Series GO
  6.75%, 11/15/13(d)         AAA   Aaa          1,250      1,420,938
--------------------------------------------------------------------

                              RATINGS(a)       PAR         MARKET
                             S&P   MOODY'S    (000)        VALUE
PENNSYLVANIA-(CONTINUED)

Pennsylvania Economic
  Development Finance
  Authority (Colver
  Project); Resource
  Recovery Series 1994 D RB
  7.05%, 12/01/10(b)         BBB-     -      $  2,900   $  3,213,895
--------------------------------------------------------------------
Scranton-Lackawanna Health
  & Welfare Authority
  (Moses Taylor Hospital
  Project); Series B RB
  8.50%, 07/01/01(e)(f)      AAA   NRR            250        283,135
--------------------------------------------------------------------
                                                          11,212,824
--------------------------------------------------------------------

PUERTO RICO-1.35%

Puerto Rico (Commonwealth
  of) Electric Power
  Authority; RB
  7.00%, Series 1991 P
    07/01/01(e)(f)           NRR   Aaa          1,325      1,457,129
--------------------------------------------------------------------
  6.00%, Series 1989
    07/01/99(f)              BBB+  Baa1         4,000      4,057,440
--------------------------------------------------------------------
                                                           5,514,569
--------------------------------------------------------------------

RHODE ISLAND-0.60%

Rhode Island Depositors
  Economic Protection
  Corp.; Special Obligation
  Series 1992 A RB
  6.95%, 08/01/02(e)(f)      AAA   Aaa          1,250      1,404,325
--------------------------------------------------------------------
Rhode Island Housing and
  Mortgage Finance Agency;
  Homeownership Opportunity
  Series 15 B RB
  6.00%, 10/01/04            AA+   Aa2          1,000      1,066,170
--------------------------------------------------------------------
                                                           2,470,495
--------------------------------------------------------------------

SOUTH CAROLINA-0.53%

Piedmont Municipal Power
  Agency; Refunding
  Electric Series A RB
  5.75%, 01/01/24            BBB   Baa2         1,150      1,151,610
--------------------------------------------------------------------
South Carolina State
  Education Assistance
  Authority; Guaranteed
  Student Loan Series 1990
  RB
  6.60%, 09/01/01(b)         AA       -           500        517,410
--------------------------------------------------------------------
South Carolina State
  Housing Finance and
  Development Authority;
  Homeownership Mortgage
  Series 1990 C RB
  7.50%, 07/01/05(b)         AA    Aa2            500        521,770
--------------------------------------------------------------------
                                                           2,190,790
--------------------------------------------------------------------

SOUTH DAKOTA-0.53%

South Dakota Health &
  Educational Facilities
  Authority (Huron Regional
  Medical Center); RB
  7.25%, 04/01/20            BBB      -           100        110,276
--------------------------------------------------------------------
South Dakota Housing
  Development Authority;
  Homeownership Mortgage
  Series F RB
  5.80%, 05/01/28(b)         AAA   Aa1          2,000      2,081,760
--------------------------------------------------------------------
                                                           2,192,036
--------------------------------------------------------------------

TENNESSEE-1.46%

Franklin Industrial
  Development Board
  (Landings Apartment
  Project); Multifamily
  Housing Series A RB
  5.75%, 04/01/10(d)         AAA   Aaa          1,115      1,184,041
--------------------------------------------------------------------

                               RATINGS(a)       PAR         MARKET
                             S&P    MOODY'S    (000)        VALUE
TENNESSEE-(CONTINUED)

Montgomery (County of)
  Health, Educational and
  Housing Facilities Board
  (Clarksville Project);
  Refunding and Improvement
  Hospital Series RB
  5.375%, 01/01/28(d)        A        -       $  1,800   $  1,762,452
---------------------------------------------------------------------
Shelby (County of);
  Unlimited Tax School
  Series B GO
  6.00%, 03/01/02(e)(f)      NRR    NRR          1,000      1,075,160
---------------------------------------------------------------------
Shelby County Health,
  Educational & Housing
  Facilities Board (Kirby
  Pines); Health Care
  Facilities Series A RB
  6.25%, 11/15/16(g)            -      -         1,000      1,026,100
---------------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Homeownership Progressive
  Series Q RB
  6.80%, 07/01/17            AA     Aa2            895        948,306
---------------------------------------------------------------------
                                                            5,996,059
---------------------------------------------------------------------

TEXAS-14.53%

Arlington Independent
  School District;
  Refunding Series 1995 GO
  5.75%, 02/15/21(d)            -   Aaa          1,000      1,044,350
---------------------------------------------------------------------
Austin (City of); Utility
  System RB
  6.50%, 05/15/01(e)(f)      AAA    Aaa          1,380      1,493,367
---------------------------------------------------------------------
Austin Community College
  District; Combined Fee
  Revenue Building and
  Refunding Series 1995 RB
  6.10%, 02/01/05(e)(f)      AAA    Aaa          1,115      1,236,870
---------------------------------------------------------------------
Bellville Independent
  School District;
  Unlimited Tax School
  Building and Refunding
  Series 1995 A GO
  6.125%, 02/01/20(d)           -   Aaa            830        897,819
---------------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan
  Services Corp.); Series A
  RB
  5.375%, 01/01/22(d)        AAA    Aaa          2,000      2,042,600
---------------------------------------------------------------------
Brazos Higher Education
  Loan Authority Inc.;
  Student Loan Refunding RB
  6.30%, Series 1992 C-1
    11/01/01(b)                 -   Aa             325        341,182
---------------------------------------------------------------------
  6.45%, Series 1992 C-1
    11/01/02(b)                 -   Aa           1,135      1,207,685
---------------------------------------------------------------------
  6.50%, Series 1994 B-1
    06/01/04(b)                 -   A              260        277,238
---------------------------------------------------------------------
Carrollton (City of); GO
  5.75%, 08/15/16            AA-    Aa2          1,000      1,079,730
---------------------------------------------------------------------
Comal County Industrial
  Development Authority
  (The Coleman Company,
  Inc. Project); Industrial
  Development Series 1980
  RB
  9.25%, 08/01/00(e)         NRR    NRR            590        619,972
---------------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Series A RB
  6.00%, 10/01/01(e)(f)      NRR    NRR          2,030      2,172,892
---------------------------------------------------------------------

                               RATINGS(a)       PAR         MARKET
                             S&P    MOODY'S    (000)        VALUE

TEXAS-(CONTINUED)

Dallas (City of);
  Waterworks and Sewer
  System Refunding and
  Improvement Series RB
  5.35%, 04/01/14            AA     Aa2       $  3,055   $  3,183,370
---------------------------------------------------------------------
Dallas-Fort Worth Regional
  Airport Authority;
  Airport Series 1985 RB
  6.10%, 11/01/07            A+     A1             160        160,515
---------------------------------------------------------------------
  6.10%, 11/01/07(d)         AAA    Aaa            400        400,772
---------------------------------------------------------------------
DeSoto (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series GO
  5.125%, 08/15/17(d)        AAA       -         2,155      2,156,099
---------------------------------------------------------------------
Edgewood (City of)
  Independent School
  District; Unlimited Tax
  School Series GO
  5.40%, 02/15/23(d)            -   Aaa            800        819,024
---------------------------------------------------------------------
Georgetown (City of);
  Utility System Series
  1995 A RB
  6.20%, 08/15/05(e)(f)      AAA    Aaa          1,500      1,680,660
---------------------------------------------------------------------
Harris County; Toll Road
  Unlimited Tax General
  Obligation and
  Subordinate Lien
  Refunding Series 1991 RB
  6.75%, 08/01/14            AA     Aa2          3,850      4,205,240
---------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Saint Luke's
  Episcopal Hospital
  Project); Series 1991 RB
  6.70%, 02/15/01(e)(f)      AAA    NRR          1,000      1,107,290
---------------------------------------------------------------------
Harris County Mental Health
  and Mental Retardation
  Authority; Refunding
  Series 1992 RB
  6.25%, 09/15/10(d)         AAA    Aaa          4,500      4,799,430
---------------------------------------------------------------------
Houston (City of);
  Refunding Series 1992 C
  GO
  6.25%, 03/01/02(e)(f)      NRR    NRR          1,470      1,575,972
---------------------------------------------------------------------
Hurst, Euless, Bedford,
  Texas Independent School
  District; Refunding RB
  6.50%, 08/15/04(e)(f)      AAA    Aaa            640        721,350
---------------------------------------------------------------------
  6.50%, 08/15/24(d)         AAA    Aaa            360        395,878
---------------------------------------------------------------------
Keller (City of)
  Independent School
  District; Certificates of
  Participation Series 1994
  RB
  6.00%, 08/15/05(d)         AAA    Aaa          1,000      1,112,630
---------------------------------------------------------------------
Lockhart (City of);
  Certificates of
  Participation Tax and
  Utility Systems Series
  1996 GO
  5.90%, 08/01/06(e)(f)      AAA    Aaa          1,100      1,227,699
---------------------------------------------------------------------
  5.85%, 08/01/11(d)         AAA    Aaa            605        660,122
---------------------------------------------------------------------
North Central Texas Health
  Facilities Development
  Corp. (CC Young Memorial
  Project); Hospital Series
  RB
  5.375%, 02/15/25(d)        A         -         1,000      1,007,850
---------------------------------------------------------------------
North Texas Higher
  Education Authority Inc.;
  Student Loan Refunding
  Series D RB
  6.10%, 04/01/08(b)            -   Aa           1,000      1,031,210
---------------------------------------------------------------------
  6.30%, 04/01/09(b)            -   A              500        518,155
---------------------------------------------------------------------

                              RATINGS(a)       PAR         MARKET
                             S&P   MOODY'S    (000)        VALUE
TEXAS-(CONTINUED)

Plano (City of) Independent
  School District;
  Unlimited Tax Series 1991
  B GO
  5.625%, 02/15/01(e)(f)     AAA    Aaa      $  2,500   $  2,599,225
--------------------------------------------------------------------
Richardson (City of)
  Hospital Authority
  (Baylor/Richardson
  Project); Refunding and
  Improvement Hospital
  Series RB
  5.50%, 12/01/18            BBB+   Baa2        1,000        985,670
--------------------------------------------------------------------
  5.625%, 12/01/28           BBB+   Baa2        1,250      1,233,013
--------------------------------------------------------------------
Tarrant County Texas Water
  Control and Improvement
  District No. 1; Refunding
  Series 1993 RB
  5.20%, 03/01/10(d)         AAA    Aaa         2,000      2,057,720
--------------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health Mental
  Retardation); Series 1996
  RB
  6.20%, 09/01/16            BBB+      -        1,590      1,682,395
--------------------------------------------------------------------
Texas (State of); Unlimited
  Tax Veteran's Land GO
  6.40%, 12/01/24(b)         AA     Aa2         2,000      2,165,880
--------------------------------------------------------------------
Texas (State of) Department
  of Housing and Community
  Affairs (Asmara Project);
  Multifamily Housing
  Series 1996 A RB
  6.30%, 01/01/16            A         -          310        338,083
--------------------------------------------------------------------
Texas (State of) Housing
  Agency; Residential
  Development Mortgage
  Series 1987 D RB
  8.40%, 07/01/20(b)         A+     Aa          2,805      2,900,398
--------------------------------------------------------------------
Texas National Research
  Laboratory Community
  Financing Corp.
  (Superconducting Super
  Collider); Lease RB
  7.10%, 12/01/01(e)(f)      AAA    Aaa           600        667,302
--------------------------------------------------------------------
Travis (County of) Health
  Facility (Charity
  Obligation Group);
  Hospital Series A RB
  5.125%, 11/01/24           AA+    Aa2         2,500      2,490,950
--------------------------------------------------------------------
Tyler Health Facilities
  Development Corp. (Mother
  Frances Hospital);
  Hospital Series A RB
  5.625%, 07/01/13              -   Baa2        1,000      1,007,370
--------------------------------------------------------------------
Victoria (County of) (Texas
  Hospital Citizens Medical
  Center); RB
  6.20%, 01/01/10(d)         AAA    Aaa         1,000      1,094,480
--------------------------------------------------------------------
Weatherford (City of)
  Independent School
  District; Refunding
  Series 1994 GO
  6.40%, 02/15/05(e)(f)      NRR    Aaa           900      1,013,391
--------------------------------------------------------------------
  6.40%, 02/15/12(d)            -   Aaa           100        111,057
--------------------------------------------------------------------
                                                          59,523,905
--------------------------------------------------------------------

UTAH-1.75%

Intermountain Power Agency
  (Utah Power Supply);
  Series 1986 B RB
  5.00%, 07/01/16            A+     A1          1,550      1,523,402
--------------------------------------------------------------------
Salt Lake (County of)
  (Westminster College
  Project); RB
  5.75%, 10/01/27            BBB       -        1,000      1,022,110
--------------------------------------------------------------------

                              RATINGS(a)       PAR         MARKET
                             S&P   MOODY'S    (000)        VALUE
UTAH-(CONTINUED)

Utah (State of) Associated
  Municipal Power System
  (San Juan Project);
  Refunding Series RB
  5.00%, 06/01/22(d)         AAA    Aaa      $    775   $    763,398
--------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Federally
  Insured Term Subordinate
  Single Family Mortgage RB
  6.30%, Sub-Series 1994
    E-1, 07/01/06            AA-       -          465        498,764
--------------------------------------------------------------------
  7.15%, Sub-Series 1994
    G-1, 07/01/06            AA-    Aa2           290        316,700
--------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage RB
  6.05%, Series 1994 C
    07/01/06                    -   A1            605        642,322
--------------------------------------------------------------------
  6.45%, Series G2 RB
    07/01/27(b)              AAA    Aaa         1,065      1,132,862
--------------------------------------------------------------------
Utah (State of) Water
  Finance Agency; Series A
  RB
  5.30%, 10/01/23(d)         AAA    Aaa         1,250      1,271,775
--------------------------------------------------------------------
                                                           7,171,333
--------------------------------------------------------------------

VIRGIN ISLANDS-0.91%

Virgin Islands Public
  Finance Authority;
  Matching Fund Loan Notes
  Series A RB
  7.25%, 10/01/02(e)(f)      NRR    NRR         1,000      1,141,540
--------------------------------------------------------------------
Virgin Islands Territory
  (Hugo Insurance Claims
  Fund); Special Tax Bond
  Series 1991 GO
  7.75%, 10/01/01(e)(f)      NRR    NRR         2,350      2,593,742
--------------------------------------------------------------------
                                                           3,735,282
--------------------------------------------------------------------

VIRGINIA-1.68%

Covington-Alleghany (County
  of) Industrial
  Development Authority
  (Beverly Enterprises);
  Refunding Series RB
  9.375%, 09/01/01(g)           -      -           40         42,420
--------------------------------------------------------------------
Lynchburg (City of)
  Industrial Development
  Authority (Centra Health
  Inc.); Refunding
  Healthcare Facilities
  Series RB
  5.20%, 01/01/18            A+     A1          2,500      2,508,275
--------------------------------------------------------------------
Richmond (City of); Public
  Improvement Refunding
  Series B GO
  6.25%, 01/15/18            AA     A1         2,000      2,122,780
--------------------------------------------------------------------
Richmond (City of) Public
  Utility; Refunding Series
  A RB
  5.125%, 01/15/28           A+     A1          1,000        990,290
--------------------------------------------------------------------
Virginia Beach (City of)
  Development Authority
  (Sentara Health System);
  Refunding Healthcare
  Facilities Series RB
  4.75%, 11/01/21            AA     Aa2         1,000        949,170
--------------------------------------------------------------------
Virginia Housing
  Development Authority;
  Commonwealth Mortgage
  Series A RB
  7.10%, 01/01/17            AA+    Aa1           250        264,065
--------------------------------------------------------------------
                                                           6,877,000
--------------------------------------------------------------------

                              RATINGS(a)       PAR         MARKET
                             S&P   MOODY'S    (000)        VALUE
WASHINGTON-2.30%

Clark (County of) Gamas
  School District No. 117;
  GO
  6.00%, 12/01/05(e)(f)      AAA    Aaa      $  1,000   $  1,113,180
--------------------------------------------------------------------
King (County of); Unlimited
  Tax GO
  5.50%, 07/01/07(e)         AAA    Aaa           500        541,540
--------------------------------------------------------------------
King (County of); Unlimited
  Tax Refunding GO
  6.50%, 12/01/11            AA+    Aa1           500        501,440
--------------------------------------------------------------------
Pend Oreille (County of)
  Public Utility District
  No. 1; Electric Series B
  RB
  6.30%, 01/01/17            A-     A           1,400      1,513,946
--------------------------------------------------------------------
Seattle (City of)
  Metropolitan Municipality
  Sewer District; Series T
  RB
  6.80%, 01/01/00(e)(f)      NRR    NRR         1,780      1,872,631
--------------------------------------------------------------------
Washington State Public
  Power Supply System
  (Nuclear Project No. 1);
  Refunding Series A RB
  6.00%, 07/01/07(d)         AAA    Aaa         1,000      1,129,660
--------------------------------------------------------------------
  5.75%, 07/01/12(d)         AAA    Aaa         2,000      2,180,700
--------------------------------------------------------------------
West Richland (City of);
  Water & Sewer Series RB
  7.00%, 12/01/04(e)(f)      AAA    Aaa           500        579,570
--------------------------------------------------------------------
                                                           9,432,667
--------------------------------------------------------------------

WEST VIRGINIA-0.12%

Ohio County Board of
  Education; Unlimited Tax
  Refunding Series GO
  5.125%, 06/01/18           A+     A             500        508,405
--------------------------------------------------------------------

WISCONSIN-0.80%

Wisconsin Health and
  Educational Facilities
  Authority (Children's
  Hospital of Wisconsin
  Inc); RB
  5.125%, 02/15/21(d)        AAA    Aaa         1,000        996,670
--------------------------------------------------------------------

                              RATINGS(a)       PAR         MARKET
                             S&P   MOODY'S    (000)        VALUE
WISCONSIN-(CONTINUED)

Wisconsin Health and
  Educational Facilities
  Authority (Sinai
  Samaritan Medical
  Center); Series 1994 F RB
  5.75%, 08/15/16(d)         AAA    Aaa      $  1,500   $  1,615,755
--------------------------------------------------------------------
Wisconsin Housing and
  Economic Development
  Authority; Home Ownership
  RB
  7.35%, Series 1994 E
    01/01/17                 AA     Aa2           500        538,600
--------------------------------------------------------------------
  8.00%, Series 1990 E
    03/01/21(b)              AA     Aa            130        135,407
--------------------------------------------------------------------
                                                           3,286,432
--------------------------------------------------------------------

WYOMING-0.86%

Campbell (County of) School
  District No. 1
  (Gillette); Unlimited Tax
  Series GO
  5.35%, 06/01/04            AAA    Aaa         1,000      1,072,500
--------------------------------------------------------------------
Laramie (County of)
  (Memorial Hospital
  Project); Hospital Series
  RB
  6.70%, 05/01/12(d)         AAA    Aaa           250        276,935
--------------------------------------------------------------------
Natrona (County of) Wyoming
  Medical Center; RB
  6.00%, 09/15/11(d)         AAA    Aaa         1,000      1,099,770
--------------------------------------------------------------------
Sweetwater (County of)
  (Idaho Power Company
  Project); Series 1996 A
  PCR
  6.05%, 07/15/26            A      A3          1,000      1,080,270
--------------------------------------------------------------------
                                                           3,529,475
--------------------------------------------------------------------
TOTAL INVESTMENTS-99.16%
  (Cost $379,395,507)                                    406,530,698
--------------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.84%                                        3,462,519
--------------------------------------------------------------------
NET ASSETS-100.00%                                      $409,993,217
====================================================================

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by Independent Auditors' Report.
(b) Security subject to the alternative minimum tax.
(c) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rates shown are in effect on December 31, 1998.
(d) Secured by bond insurance.
(e) Secured by an escrow fund of U.S. Treasury obligations.
(f) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(g) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(h) Secured by a letter of credit.

Abbreviations:

GO  - General Obligation Bonds
IDR - Industrial Development Revenue Bonds
NRR - Not Re-Rated
PCR - Pollution Control Revenue Bonds
RB  - Revenue Bonds

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1998

ASSETS:

Investments, at market value (cost
  $379,395,507)                               $406,530,698
----------------------------------------------------------
Receivables for:
  Fund shares sold                                 667,653
----------------------------------------------------------
  Interest                                       7,212,829
----------------------------------------------------------
  Investments sold                                 474,995
----------------------------------------------------------
Investment for deferred compensation plan           67,607
----------------------------------------------------------
Other assets                                        53,298
----------------------------------------------------------
    Total assets                               415,007,080
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                           395,648
----------------------------------------------------------
  Investments purchased                          3,223,120
----------------------------------------------------------
  Dividends                                        778,082
----------------------------------------------------------
  Amount due to custodian                            6,120
----------------------------------------------------------
  Deferred compensation plan                        67,607
----------------------------------------------------------
Accrued advisory fees                              156,126
----------------------------------------------------------
Accrued distribution fees                          303,385
----------------------------------------------------------
Accrued transfer agent fees                         17,837
----------------------------------------------------------
Accrued operating expenses                          65,938
----------------------------------------------------------
    Total liabilities                            5,013,863
----------------------------------------------------------
Net assets applicable to shares outstanding   $409,993,217
----------------------------------------------------------

NET ASSETS:

Class A                                       $327,705,242
==========================================================
Class B                                       $ 72,723,215
==========================================================
Class C                                       $  9,564,760
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         39,223,500
==========================================================
Class B                                          8,691,472
==========================================================
Class C                                          1,144,808
==========================================================
Class A:
  Net asset value and redemption price per
    share                                     $       8.35
----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.35
     divided by 95.25%)                       $       8.77
==========================================================
Class B:
  Net asset value and offering price per
    share                                     $       8.37
==========================================================
Class C:
  Net asset value and offering price per
    share                                     $       8.35
==========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Interest                                       $22,383,574
----------------------------------------------------------

EXPENSES:

Advisory fees                                    1,738,038
----------------------------------------------------------
Administrative services fees                        73,917
----------------------------------------------------------
Custodian fees                                      18,454
----------------------------------------------------------
Transfer agent fees - Class A                      163,401
----------------------------------------------------------
Transfer agent fees - Class B                       28,772
----------------------------------------------------------
Transfer agent fees - Class C                        2,514
----------------------------------------------------------
Trustees' fees                                      10,408
----------------------------------------------------------
Distribution fees - Class A                        806,482
----------------------------------------------------------
Distribution fees - Class B                        568,813
----------------------------------------------------------
Distribution fees - Class C                         50,355
----------------------------------------------------------
Other                                              170,519
==========================================================
    Total expenses                               3,631,673
==========================================================
Less: Expenses paid indirectly                      (4,261)
==========================================================
    Net expenses                                 3,627,412
==========================================================
Net investment income                           18,756,162
==========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain from investment securities       595,427
----------------------------------------------------------
Net unrealized appreciation (depreciation) of
  investment securities                           (197,391)
----------------------------------------------------------
    Net gain on investment securities              398,036
----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $19,154,198
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                                  1998            1997
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 18,756,162    $ 16,818,463
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     595,427         114,781
------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities                                                    (197,391)      9,751,922
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        19,154,198      26,685,166
------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                      (16,134,077)    (15,139,605)
------------------------------------------------------------------------------------------
  Class B                                                       (2,410,612)     (1,703,002)
------------------------------------------------------------------------------------------
  Class C                                                         (214,027)         (5,880)
------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                          (87,502)       (152,238)
------------------------------------------------------------------------------------------
  Class B                                                          (15,369)        (20,640)
------------------------------------------------------------------------------------------
  Class C                                                           (1,355)            (62)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        8,923,504      30,852,332
------------------------------------------------------------------------------------------
  Class B                                                       25,558,113      12,563,423
------------------------------------------------------------------------------------------
  Class C                                                        8,741,537         817,511
------------------------------------------------------------------------------------------
    Net increase in net assets                                  43,514,410      53,897,005
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          366,478,807     312,581,802
------------------------------------------------------------------------------------------
  End of period                                               $409,993,217    $366,478,807
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $383,815,745    $340,696,817
------------------------------------------------------------------------------------------
  Undistributed net investment income                              (73,902)        (71,348)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                    (883,817)     (1,479,244)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              27,135,191      27,332,582
------------------------------------------------------------------------------------------
                                                              $409,993,217    $366,478,807
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve a high level of current income exempt from federal income taxes consistent with the preservation of principal by investing in a diversified portfolio of municipal bonds.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Portfolio securities are valued based on market quotations or at fair value determined by a pricing service approved by the Board of Trustees, provided that securities with a demand feature exercisable within one to seven days will be valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually. On December 31, 1998 additional paid-in capital was decreased by $104,226 and undistributed net investment income was increased by $104,226 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $871,215 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, in the year 2002. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% of the first $200 million of the Fund's average daily net assets, plus 0.40% of the Fund's average daily net assets in excess of $200 million to and including $500 million, plus 0.35% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.30% of the Fund's average daily net assets in excess of $1 billion.
     The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $73,917 for such services.
     The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1998, AFS was paid $126,501 for such services.
     The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended December 31, 1998, the Class A, Class B and Class C shares paid AIM Distributors $806,482, $568,813 and $50,355, respectively, as compensation under the Plans.
     AIM Distributors received commissions of $100,100 from sales of the Class A shares of the Fund during the year ended December 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1998, AIM Distributors received $48,077 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
     During the year ended December 31, 1998, the Fund paid legal fees of $4,664 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the year ended December 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,261 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $4,261 during the year ended December 31, 1998.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended December 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1998 was $117,522,000 and $73,292,724, respectively.

The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1998 was as follows:

Aggregate unrealized appreciation of investment securities    $27,282,565
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (147,374)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $27,135,191
=========================================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                                                           1998                            1997
                                                               -----------------------------    --------------------------
                                                                  SHARES          AMOUNT          SHARES         AMOUNT
                                                               ------------    -------------    ----------    ------------
Sold:
  Class A                                                        12,409,366    $ 103,769,637    10,031,224    $ 79,386,539
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         5,306,019       44,489,342     2,368,696      19,504,059
--------------------------------------------------------------------------------------------------------------------------
  Class C*                                                        1,294,847       10,824,561       111,584         923,229
--------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                         1,031,670        8,611,126     1,051,195       8,642,466
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                           183,219        1,532,455       131,460       1,082,551
--------------------------------------------------------------------------------------------------------------------------
  Class C*                                                           16,529          138,044           510           4,239
--------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                       (12,388,704)    (103,457,259)   (6,962,233)    (57,176,673)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (2,444,886)     (20,463,684)     (975,132)     (8,023,187)
--------------------------------------------------------------------------------------------------------------------------
  Class C*                                                         (265,347)      (2,221,068)      (13,315)       (109,957)
--------------------------------------------------------------------------------------------------------------------------
                                                                  5,142,713    $  43,223,154     5,743,989    $ 44,233,266
==========================================================================================================================

* Class C shares commenced sales on August 4, 1997.

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and a share of Class B outstanding during each of the years in the five-year period ended December 31, 1998; and for a share of Class C outstanding during the year ended December 31, 1998 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                1998         1997         1996         1995         1994
                                                              --------     --------     --------     --------     --------
Net asset value, beginning of period                          $   8.34     $  8.19      $   8.31     $   7.78     $   8.61
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.42        0.42          0.43         0.43         0.46
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.01        0.16         (0.12)        0.56        (0.78)
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                              0.43        0.58          0.31         0.99        (0.32)
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.42)      (0.43)        (0.43)       (0.43)       (0.45)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          --            --           --        (0.03)
--------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                                --          --            --        (0.03)       (0.03)
--------------------------------------------------------------------------------------------------------------------------
    Total distributions                                          (0.42)      (0.43)        (0.43)       (0.46)       (0.51)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   8.35     $  8.34      $   8.19     $   8.31     $   7.78
==========================================================================================================================
Total return(a)                                                   5.28%       7.27%         3.90%       13.05%       (3.79)%
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $327,705     $318,469     $278,812     $284,803     $257,456
==========================================================================================================================
Ratio of expenses to average net assets                           0.82%(b)    0.90%         0.80%        0.88%        0.89%
==========================================================================================================================
Ratio of net investment income to average net assets              5.00%(b)    5.14%         5.29%        5.26%        5.61%
==========================================================================================================================
Portfolio turnover rate                                             19%         24%           26%          36%          43%
==========================================================================================================================

(a) Does not deduct sales charges.
(b) Ratios are based on average daily net assets of $322,592,733.

                                                                            CLASS B                                CLASS C
                                                     ------------------------------------------------------    -----------------
                                                      1998        1997        1996       1995        1994        1998       1997
                                                     -------     -------    -------    -------     ------      ------     ------
Net asset value, beginning of period                 $  8.36     $  8.19    $  8.31    $  7.78     $ 8.61      $ 8.35     $ 8.30
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.36        0.36       0.37       0.39       0.39        0.36       0.15
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.01        0.17      (0.13)      0.54      (0.78)         --       0.04
--------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                  0.37        0.53       0.24       0.93      (0.39)       0.36       0.19
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                 (0.36)      (0.36)     (0.36)     (0.37)     (0.38)      (0.36)     (0.14)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --          --         --         --      (0.03)         --         --
--------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                      --          --         --      (0.03)     (0.03)         --         --
--------------------------------------------------------------------------------------------------------------------------------
      Total distributions                              (0.36)      (0.36)     (0.36)     (0.40)     (0.44)      (0.36)     (0.14)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  8.37     $  8.36    $  8.19    $  8.31     $ 7.78      $ 8.35     $ 8.35
================================================================================================================================
Total return(a)                                         4.48%       6.59%      2.99%     12.14%     (4.57)%      4.36%      2.36%
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $72,723     $47,185    $33,770    $21,478     $9,175      $9,565     $  825
================================================================================================================================
Ratio of expenses to average net assets                 1.57%(b)    1.66%      1.61%      1.68%(c)   1.67%(c)    1.57%(b)   1.67%(d)
================================================================================================================================
Ratio of net investment income to average net
  assets                                                4.25%(b)    4.38%      4.49%      4.46%(e)   4.83%(e)    4.25%(b)   4.37%(d)
================================================================================================================================
Portfolio turnover rate                                   19%         24%        26%        36%        43%         19%        24%
================================================================================================================================

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $56,881,310 and $5,035,467 for Class B and Class C, respectively.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average daily net assets prior to fee waivers and/or expense reimbursements were 1.77% and 1.84% for the periods 1995-1994, respectively.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 4.37% and 4.66% for the periods 1995-1994, respectively.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Municipal Bond Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Municipal Bond Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Municipal Bond Fund as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                    KPMG LLP

                       Houston, Texas
                       February 5, 1999

                                                             Trustees & Officers

BOARD OF TRUSTEES                                OFFICERS                                  OFFICE OF THE FUND
Charles T. Bauer                                 Charles T. Bauer                          11 Greenway Plaza
Chairman                                         Chairman                                  Suite 100
A I M Management Group Inc.                                                                Houston, TX 77046
                                                 Robert H. Graham
Bruce L. Crockett                                President                                 INVESTMENT ADVISOR
Director
ACE Limited;                                     John J. Arthur                            A I M Advisors, Inc.
Formerly Director, President, and                Senior Vice President and Treasurer       11 Greenway Plaza
Chief Executive Officer                                                                    Suite 100
COMSAT Corporation                               Carol F. Relihan                          Houston, TX 77046
                                                 Senior Vice President and Secretary
Owen Daly II                                                                               TRANSFER AGENT
Director                                         Gary T. Crum
Cortland Trust Inc.                              Senior Vice President                     A I M Fund Services, Inc.
                                                                                           P.O. Box 4739
Edward K. Dunn Jr.                               Dana R. Sutton                            Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;             Vice President and Assistant Treasurer
Formerly Vice Chairman and President,                                                      CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and         Robert G. Alley
President, Mercantile Bankshares                 Vice President                            The Bank of New York
                                                                                           90 Washington Street,
Jack Fields                                      Stuart W. Coco                            11th floor
Chief Executive Officer                          Vice President                            New York, NY 10286
Texana Global, Inc.;
Formerly Member                                  Melville B. Cox                           COUNSEL TO THE FUND
of the U.S. House of Representatives             Vice President
                                                                                           Ballard Spahr
Carl Frischling                                  Karen Dunn Kelley                         Andrews & Ingersoll, LLP
Partner                                          Vice President                            1735 Market Street
Kramer, Levin, Naftalis & Frankel                                                          Philadelphia, PA 19103
                                                 Jonathan C. Schoolar
Robert H. Graham                                 Vice President                            COUNSEL TO THE TRUSTEES
President and Chief Executive Officer
A I M Management Group Inc.                      Renee A. Friedli                          Kramer, Levin, Naftalis & Frankel
                                                 Assistant Secretary                       919 Third Avenue
Prema Mathai-Davis                                                                         New York, NY 10022
Chief Executive Officer, YWCA of the U.S.A.;     P. Michelle Grace
Commissioner, New York City Dept. for            Assistant Secretary                       DISTRIBUTOR
the Aging; and member of the Board of Directors,
Metropolitan Transportation Authority of         Jeffrey H. Kupor                          A I M Distributors, Inc.
New York State                                   Assistant Secretary                       11 Greenway Plaza
                                                                                           Suite 100
Lewis F. Pennock                                 Nancy L. Martin                           Houston, TX 77046
Attorney                                         Assistant Secretary
                                                                                           AUDITORS
Ian W. Robinson                                  Ofelia M. Mayo
Consultant; Formerly Executive                   Assistant Secretary                       KPMG LLP
Vice President and                                                                         700 Louisiana
Chief Financial Officer                          Lisa A. Moss                              Houston, TX 77002
Bell Atlantic Management                         Assistant Secretary
Services, Inc.
                                                 Kathleen J. Pflueger
Louis S. Sklar                                   Assistant Secretary
Executive Vice President
Hines Interests                                  Samuel D. Sirko
Limited Partnership                              Assistant Secretary

                                                 Stephen I. Winer
                                                 Assistant Secretary

                                                 Mary J. Benson
                                                 Assistant Treasurer


REQUIRED FEDERAL INCOME TAX INFORMATION
AIM Municipal Bond Fund Class A, Class B, and Class C shares paid ordinary dividends in the amount of $0.42, $0.36, and $0.36, respectively, to shareholders during its tax year ended December 31, 1998. Of this amount, 0% is qualified as exempt-interest dividends for federal income tax purposes.

THE AIM FAMILY OF FUNDS--Registered Trademark--


GROWTH FUNDS                             MONEY MARKET FUNDS                     A I M Management Group Inc. has provided
AIM Aggressive Growth Fund(1)            AIM Money Market Fund                  leadership in the mutual fund industry
AIM Blue Chip Fund                       AIM Tax-Exempt Cash Fund               since 1976 and managed approximately $109
AIM Capital Development Fund                                                    billion in assets for more than 6.2 million
AIM Constellation Fund                   INTERNATIONAL GROWTH FUNDS             shareholders, including individual investors,
AIM Mid Cap Equity Fund(2), (A)          AIM Advisor International Value Fund   corporate clients, and financial institutions,
AIM Select Growth Fund(3)                AIM Asian Growth Fund                  as of December 31, 1998.
AIM Small Cap Growth Fund(2), (B)        AIM Developing Markets Fund(2)              The AIM Family of Funds--Registered Trademark--
AIM Small Cap Opportunities Fund         AIM Europe Growth Fund(2)              is distributed nationwide, and AIM today is the
AIM Value Fund                           AIM European Development Fund          10th-largest mutual fund complex in the U.S. in
AIM Weingarten Fund                      AIM International Equity Fund          assets under management, according to Strategic
                                         AIM Japan Growth Fund(2)               Insight, an independent mutual fund monitor.
GROWTH & INCOME FUNDS                    AIM Latin American Growth Fund(2)
AIM Advisor Flex Fund                    AIM New Pacific Growth Fund(2)
AIM Advisor Large Cap Value Fund
AIM Advisor MultiFlex Fund               GLOBAL GROWTH FUNDS
AIM Advisor Real Estate Fund             AIM Global Aggressive Growth Fund
AIM Balanced Fund                        AIM Global Growth Fund
AIM Basic Value Fund(2), (C)
AIM Charter Fund                         GLOBAL GROWTH & INCOME FUNDS
                                         AIM Global Growth & Income Fund(2)
INCOME FUNDS                             AIM Global Utilities Fund
AIM Floating Rate Fund(2)
AIM High Yield Fund                      GLOBAL INCOME FUNDS
AIM High Yield Fund II                   AIM Emerging Markets Debt Fund(2), (D)
AIM Income Fund                          AIM Global Government Income Fund(2)
AIM Intermediate Government Fund         AIM Global Income Fund
AIM Limited Maturity Treasury Fund       AIM Strategic Income Fund(2)

TAX-FREE INCOME FUNDS                    THEME FUNDS
AIM High Income Municipal Fund           AIM Global Consumer Products and Services Fund(2)
AIM Municipal Bond Fund                  AIM Global Financial Services Fund(2)
AIM Tax-Exempt Bond Fund of Connecticut  AIM Global Health Care Fund(2)
AIM Tax-Free Intermediate Fund           AIM Global Infrastructure Fund(2)
                                         AIM Global Resources Fund(2)
                                         AIM Global Telecommunications Fund(2)
                                         AIM Global Trends Fund(2), (E)


(1)AIM Aggressive Growth Fund reopened to new investors November 16, 1998.
(2)Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds. (3)On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. (A)On September 8, 1998, AIM Mid Cap Growth Fund was renamed AIM Mid Cap Equity Fund. (B)On September 8, 1998, AIM Small Cap Equity Fund was renamed AIM Small Cap Growth Fund. (C)On September 8, 1998, AIM America Value Fund was renamed AIM Basic Value Fund. (D)On September 8, 1998, AIM Global High Income Fund was renamed AIM Emerging Markets Debt Fund. (E)On September 8, 1998, AIM New Dimension Fund was renamed AIM Global Trends Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.